Inventories	12 Months Ended
Dec. 31, 2023
INVENTORIES.
Inventories

11.  INVENTORIES

The detail of inventories as of December 31, 2023 and 2022, is as follows:

	As of December 31,
	2023	2022
	ThCh$	ThCh$
Supplies for Production	13,856,303	18,678,262
Gas	1,852,864	7,050,658
Oil	12,003,439	11,627,604
Supplies for projects and spare parts	37,093,505	30,215,221
Electrical materials	7,812,071	29,022,610
Total	58,761,879	77,916,093

There are no inventories acting as security for liabilities.

For the years ended December 31, 2023, 2022 and 2021, raw materials and inputs recognized as fuel cost amount to ThCh$536,292,557, ThCh$587,063,837 and ThCh$374,868,794, respectively. See Note 29.

During 2022, impairment adjustments were recorded on coal and diesel oil stocks amounting to ThCh$51,213,588, related to the discontinuation of the Bocamina II plant. For the same reason, during 2021, an impairment was recorded on coal and diesel oil stocks amounting to ThCh$46,572,145. For more information, see Notes 16.c.iv and 29.